Interest Expense	9 Months Ended
Sep. 30, 2026
Interest Expense [Abstract]
INTEREST EXPENSE

7. INTEREST EXPENSE

	Three months ended September 30,		Nine months ended September 30,
	2026	2025	2026	2025
Interest on indebtedness	$73,739	$58,919	$201,009	$172,824
Interest on significant financing component	8,320	2,993	13,815	9,372
Interest on leases	685	523	1,786	1,558
Interest on satellite performance incentive payments	183	227	574	716
Interest on employee benefit plans, net	(503)	(268)	(1,508)	(801)
Capitalized interest	(27,604)	(8,197)	(60,452)	(19,177)
Interest expense	$54,820	$54,197	$155,224	$164,492